Property, plant and equipment - Rollforward (Details) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2022	Dec. 31, 2021
Property, Plant and Equipment [Roll Forward]
Property, plant and equipment, beginning balance	$ 56,061
Impairment	(7)	$ (263)
Property, plant and equipment, ending balance	82,361	56,061
Cost
Property, Plant and Equipment [Roll Forward]
Property, plant and equipment, beginning balance	95,860	83,977
Additions	33,932	13,158
Additions through Acquisition		16
Impairment	(7)	(263)
Transfers	(1,792)	(1,022)
Effect of movements in exchange rates	6	(6)
Property, plant and equipment, ending balance	127,999	95,860
Accumulated amortization
Property, Plant and Equipment [Roll Forward]
Property, plant and equipment, beginning balance	(52,005)	(47,417)
Transfers	(1,792)	(1,022)
Effect of movements in exchange rates	8	(45)
Depreciation	7,434	5,655
Property, plant and equipment, ending balance	(57,655)	(52,005)
Computer equipment
Property, Plant and Equipment [Roll Forward]
Property, plant and equipment, beginning balance	1,599
Property, plant and equipment, ending balance	1,207	1,599
Computer equipment | Cost
Property, Plant and Equipment [Roll Forward]
Property, plant and equipment, beginning balance	6,852	6,635
Additions	181	442
Additions through Acquisition		0
Impairment	0	0
Transfers	(290)	(225)
Effect of movements in exchange rates	(2)	0
Property, plant and equipment, ending balance	6,741	6,852
Computer equipment | Accumulated amortization
Property, Plant and Equipment [Roll Forward]
Property, plant and equipment, beginning balance	(5,253)	(4,789)
Transfers	(290)	(175)
Effect of movements in exchange rates	(3)	(15)
Depreciation	574	654
Property, plant and equipment, ending balance	(5,534)	(5,253)
Furniture and fixtures
Property, Plant and Equipment [Roll Forward]
Property, plant and equipment, beginning balance	762
Property, plant and equipment, ending balance	1,323	762
Furniture and fixtures | Cost
Property, Plant and Equipment [Roll Forward]
Property, plant and equipment, beginning balance	1,914	1,754
Additions	700	164
Additions through Acquisition		0
Impairment	0	0
Transfers	(208)	(4)
Effect of movements in exchange rates	0	0
Property, plant and equipment, ending balance	2,406	1,914
Furniture and fixtures | Accumulated amortization
Property, Plant and Equipment [Roll Forward]
Property, plant and equipment, beginning balance	(1,152)	(1,097)
Transfers	(208)	(4)
Effect of movements in exchange rates	0	(4)
Depreciation	139	63
Property, plant and equipment, ending balance	(1,083)	(1,152)
Leasehold improvements
Property, Plant and Equipment [Roll Forward]
Property, plant and equipment, beginning balance	1,518
Property, plant and equipment, ending balance	1,550	1,518
Leasehold improvements | Cost
Property, Plant and Equipment [Roll Forward]
Property, plant and equipment, beginning balance	9,450	9,196
Additions	388	274
Additions through Acquisition		0
Impairment	0	0
Transfers	(185)	(18)
Effect of movements in exchange rates	(3)	(2)
Property, plant and equipment, ending balance	9,650	9,450
Leasehold improvements | Accumulated amortization
Property, Plant and Equipment [Roll Forward]
Property, plant and equipment, beginning balance	(7,932)	(7,638)
Transfers	(185)	(18)
Effect of movements in exchange rates	0	(19)
Depreciation	353	331
Property, plant and equipment, ending balance	(8,100)	(7,932)
Production and test equipment
Property, Plant and Equipment [Roll Forward]
Property, plant and equipment, beginning balance	39,976
Property, plant and equipment, ending balance	66,264	39,976
Production and test equipment | Cost
Property, Plant and Equipment [Roll Forward]
Property, plant and equipment, beginning balance	77,644	66,392
Additions	32,663	12,278
Additions through Acquisition		16
Impairment	(7)	(263)
Transfers	(1,109)	(775)
Effect of movements in exchange rates	11	(4)
Property, plant and equipment, ending balance	109,202	77,644
Production and test equipment | Accumulated amortization
Property, Plant and Equipment [Roll Forward]
Property, plant and equipment, beginning balance	(37,668)	(33,893)
Transfers	(1,109)	(825)
Effect of movements in exchange rates	11	(7)
Depreciation	6,368	4,607
Property, plant and equipment, ending balance	$ (42,938)	$ (37,668)